Form N-1A Supplement	Sep. 30, 2025
EA Astoria Beacon Dynamic Core US Fixed Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
EA Astoria Dynamic Core US Fixed Income ETF (AGGA)
(the “Fund”)
June 25, 2026
Supplement to the Summary Prospectus dated September 30, 2025

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S NAME EFFECTIVE JULY 8, 2026, AS DESCRIBED BELOW.
Effective July 8, 2026, the Fund’s name will change to “EA Astoria Beacon Dynamic Core US Fixed Income ETF”. Accordingly, effective July 8, 2026, all references in the Summary Prospectus to “EA Astoria Dynamic Core US Fixed Income ETF” are replaced with “EA Astoria Beacon Dynamic Core US Fixed Income ETF”.

Please retain this Supplement for future reference.